Segment Reporting	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Segment Reporting
Segment Reporting

8.              Segment Reporting

The Company reports information about its operating segments using the “management approach,” which is based on the way management organizes and reports the segments within the organization for making operating decisions and assessing performance to the chief operating decision maker. The Company’s three reportable segments are: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment.  Almost all activity of the Company is domestic.  Segment information includes both inter-segment and certain intra-segment activities.

The Company reviews earnings of the segments principally at the operating income level less indirect costs and accounts for inter-segment and certain intra-segment sales at prices that range from negotiated rates to those that approximate fair market value. Segment operating income consists of revenue less direct costs and expenses. Corporate and unallocated costs include those administrative and financial costs which are not allocated to segment operations and are excluded from segment operating income.  These costs include corporate administrative functions such as trade receivable billings and collections, payment processing, accounting, legal and other administrative costs, unallocated corporate functions and divisional administrative functions.

In prior fiscal periods the Company reported other revenues separately, which management now includes within the construction materials segment consistent with managements business assessment.  Additionally in the first quarter of fiscal 2014, management began assessing performance of its operations without the allocation of indirect costs of its Selling, administrative and general expense.  Indirect costs include trade receivable billings and collections, payment processing, accounting, legal and other administrative costs.  Operating loss for the three months ended May 31, 2012, as reflected in the financial data below, included allocated indirect selling, administrative and general costs of $4.2 million, $1.8 million, and $0.1 million for construction materials, heavy/highway construction and traffic safety services and equipment segments, respectively.

The following is a summary of certain financial data for the Company’s operating segments:

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Revenue
Construction materials	$111,217	$122,282
Heavy/highway construction	48,416	53,983
Traffic safety services and equipment	24,089	23,254
Other revenues	—	3,722
Segment totals	183,722	203,241
Eliminations	(35,978)	(45,260)
Total net revenue	$147,744	$157,981
Operating loss
Construction materials	$7,357	$5,829
Heavy/highway construction	(2,524)	(3,483)
Traffic safety services and equipment	(676)	(463)
Corporate and unallocated	(17,692)	(8,664)
Total operating loss	$(13,535)	$(6,781)

	Three Months Ended
	May 31,	May 31,
(In thousands)	2013	2012

Depreciation, depletion and amortization
Construction materials	$8,089	$7,716
Heavy/highway construction	2,076	1,897
Traffic safety services and equipment	1,514	1,692
Corporate and unallocated	439	538
Total depreciation, depletion and amortization	$12,118	$11,843

17. Business Segments

The Company reports information about its operating segments using the “management approach,” which is based on the way management organizes and reports the segments within the organization for making operating decisions and assessing performance to the chief operating decision maker. The Company’s three reportable segments are: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Almost all activity of the Company is domestic. Segment information includes both inter-segment and certain intra-segment activities. A description of the services and product offerings within each of the Company’s segments is provided below.

Construction materials mines and produces aggregates (crushed stone, construction sand and gravel), hot mix asphalt, ready mixed concrete and other concrete products including precast/prestressed structural concrete components and masonry blocks for sale to third parties and internal use. Construction materials serve markets primarily in the Commonwealth of Pennsylvania and western New York. The high weight-to-value ratio of aggregates and concrete products and the time in which ready-mixed concrete and hot mix asphalt begin to set, limit the efficient distribution range for these products to roughly a one-hour haul time. Accordingly, the Company’s markets for these products are generally local in nature.

Heavy/highway construction includes heavy and highway construction, blacktop paving and other site preparation services. Heavy/highway construction is primarily supplied with its construction materials, such as hot mix asphalt, ready-mixed concrete and aggregates from our construction materials segment and serves markets primarily in the Commonwealth of Pennsylvania.

Traffic safety services and equipment rents and sells general and specialty traffic control and work zone safety equipment and safety services to industrial and construction end-users. Traffic safety services and equipment business sells equipment through its national sales network and provides traffic maintenance and protection services primarily throughout the eastern United States.

The Company reviews earnings of the segments principally at the operating profit level and accounts for inter-segment and certain intra-segment sales at prices that range from negotiated rates to those that approximate fair market value. Segment operating profit consists of revenue less operating costs and expenses. Corporate and unallocated costs include those administrative and financial costs which are not allocated to segment operations and are excluded from segment operating profit. These costs include corporate administrative functions, unallocated corporate functions and divisional administrative functions. Segment assets are those assets that are used in each segment’s operations and include only assets directly identified with those operations. Corporate and unallocated assets include principally cash and cash equivalents, prepaid and other assets, deferred income taxes and cash value of life insurance. The accounting policies of the segments are the same as those described in Note 1, “Nature of Operations and Summary of Significant Accounting Policies”.

The Company’s segment revenue presentation for fiscal years 2012 and 2011 has been revised to conform to the current presentation. The revisions resulted in decreases to heavy/highway construction revenue and eliminations of $29.8 million and $30.8 million for fiscal years 2012 and 2011, respectively. These revisions were made to align with the current management approach related to this segment.

The following is a summary of certain financial data for the Company’s operating segments:

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Revenue
Construction materials	$505,026	$529,838	$512,143
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Segment totals	852,941	896,519	912,339
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	$705,934	$725,399

Operating (loss) income
Construction materials	$27,567	$36,192	$36,108
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February 28,	February 29,	February 28,
(In thousands)	2013	2012	2011

Product and services revenue
Construction materials
Aggregates	$189,084	$202,459	$192,102
Hot mix asphalt	196,474	201,742	196,209
Ready mixed concrete	62,705	62,522	63,459
Precast/prestressed structural concrete	26,460	30,680	27,353
Masonry products	16,083	17,287	17,880
Construction supply centers	14,220	15,148	15,140
Heavy/highway construction	248,188	268,160	306,795
Traffic safety services and equipment	84,463	82,929	78,181
Other revenues	15,264	15,592	15,220
Eliminations	(175,851)	(190,585)	(186,940)
Total revenue	$677,090	705,934	$725,399

Product and services operating income (loss)
Construction materials
Aggregates	$14,074	$19,027	$19,443
Hot mix asphalt	16,851	15,113	18,508
Ready mixed concrete	1,284	2,349	2,595
Precast/prestressed structural concrete	(1,852)	(704)	(3,187)
Masonry products	(876)	(521)	(1,528)
Construction supply centers	790	928	277
Intangible asset impairment	(2,704)	—	—
Heavy/highway construction	(6,800)	(5,103)	6,454
Traffic safety services and equipment	(5,769)	(209)	3,377
Corporate and unallocated	(36,843)	(26,147)	(14,922)
Total operating (loss) income	$(21,845)	$4,733	$31,017

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Depreciation, depletion and amortization
Construction materials	$28,183	$33,151	$28,301
Heavy/highway construction	11,819	9,018	8,808
Traffic safety services and equipment	7,312	7,155	7,384
Corporate and unallocated	3,628	2,350	1,424
Total depreciation, depletion and amortization	$50,942	$51,674	$45,917

Capital expenditures
Construction materials	$29,725	$22,916	$21,650
Heavy/highway construction	11,613	11,189	8,380
Traffic safety services and equipment	2,302	3,204	7,557
Corporate and unallocated	962	9,899	6,157
Total capital expenditures	$44,602	$47,208	$43,744

	February	February
(In thousands)	28, 2013	29, 2012

Segment assets
Construction materials	$523,087	$538,061
Heavy/highway construction	53,894	66,458
Traffic safety services and equipment	62,274	72,313
Corporate and unallocated	94,933	99,490
Total assets	$734,188	$776,322

In fiscal year 2013, sales to one customer of $151.5 million represented more than 10% of our revenue. In fiscal year 2012, sales to one customer of $98.2 million represented more than 10% of our revenue. In fiscal year 2011, sales to two customers of $218.3 million each represented more than 10% of our revenue.